UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment []; Amendment Number: ____
  This Amendment (check only one):
  [   ] is a restatement
  [   ] adds new holdings entries

Institutional Investment Manger Filing this Report:
Name: AKRE CAPITAL MANAGEMENT, LLC
Address: 1001 NINETEENTH STREET NORTH
	   ARLINGTON, VA  22209

Form 13F File Number: 28 - 06599
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Melissa Ronaldson
Title: Director of Client Services
Phone: 703-312-9720

Signature, Place, and Date of Signing:
Melissa Ronaldson   Arlington, VA	November 11, 2001
[Signature]         [City, State]	[Date]

Report Type (check only one):
[ X ] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[   ]  13F NOTICE  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[   ]  13F COMBINATION REPORT  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

List of Other Managers Reporting for this Manager: NONE

[If there are no entries in this list, omit this section]
Form 13F File Number
Name
28-___________________
_____________________________
[Repeat as necessary]

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 37

Form 13F Information Table Value Total ($ in thousands):  $100136

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	  Form 13F File Number	Name
_______ 28- _______________	_______________

[Repeat as necessary.]

Form 13F Information Table

Issuer	Cl	CUSIP		Value	  Prn	  Sh/	Inv.	Oth 	Sole
				     x1000	  Amt   Prn Disc. Mgr 	Mgr

Abbott Lab	com  	2824100	622	12000	  sh	sole	0	12000
AES		com  	00130H105	256	20000	  sh	sole	0	20000
Airnet Sys	com  	9417106	233	40100	  sh	sole	0	40100
Alliance Ga	com  	01859P609	1562	110000  sh	sole	0	110000
Amer Tower 	com  	29912201	6106	439625  sh	sole	0	439625
Balchem	com  	57665200	412	20000	  sh	sole	0	20000
Bank of NY	com  	64057102	2982	85209	  sh	sole	0	85209
Berk Hath A	com  	84670108	8470	121	  sh	sole	0	121
Berk Hath B	com  	84670207	2216	951	  sh	sole	0	951
Brist Myers	com  	110122108	533	9600	  sh	sole	0	9600
Burke & Her	com  	121331102	1212	1638	  sh	sole	0	1638
Citigroup	com  	172967101	4691	115837  sh	sole	0	115837
Coca-Cola	com  	191216100	374	7992	  sh	sole	0	7992
Coloni Hld	com  	195746102	89	99200	  sh	sole	0	99200
Corus Ban	com  	220873103	315	7000	  sh	sole	0	7000
Costco	com  	22160K105	711	20000	  sh	sole	0	20000
CSX Corp	com  	126408103	300	9518	  sh	sole	0	9518
Dover Downs	com  	260086103	4891	395042  sh	sole	0	395042
Freddie Mac	com  	313400301	5840	89846	  sh	sole	0	89846
Gemstar 	com  	G3788V106	473	24000	  sh	sole	0	24000
II VI 	com  	902104108	899	69000	  sh	sole	0	69000
Intl Gaming	com  	459902102	1063	25000	  sh	sole	0	25000
Intl Spwy-A	com  	460335201	3648	104742  sh	sole	0	104742
Intl Spwy B	com  	460335102	11522	336915  sh	sole	0	336915
Key 3 Media	com  	49326R104	238	60000	  sh	sole	0	60000
Liberty Med	com  	530718105	530	41695	  sh	sole	0	41695
Markel	com  	570535104	18902	96934	  sh	sole	0	96934
Massey Ener	com  	576206106	147	10000	  sh	sole	0	10000
Micros Sys	com  	594901100	1262	71000	  sh	sole	0	71000
Ovation	com  	690148101	247	49463	  sh	sole	0	49463
Paychex	com  	704326107	331	10500	  sh	sole	0	10500
PDS Gaming	com  	69329T105	293	93000	  sh	sole	0	93000
Penn Natl	com  	707569109	13854	844785  sh	sole	0	844785
Philip Morr	com  	718154107	435	9000	  sh	sole	0	9000
Shuffle Mas	com  	825549108	757	60000	  sh	sole	0	60000
Wells Fargo	com  	949740104	3054	68701	  sh	sole	0	68701
White Mtn	com  	G9618E107	666	2000	  sh	sole	0	2000